Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
Below is information about the relationship between executive compensation actually paid (“CAP”) to our Named Executive Officers and our financial performance, as prepared in accordance with SEC rules. CAP is an amount calculated using methodology prescribed by SEC rules and differs from the compensation actually received by our Named Executive Officers and the compensation decisions described in the CD&A section above. For purposes of the Peer Group Total Shareholder Return column of the Pay Versus Performance Table, we have used the Standard & Poor’s 500 Index and Alerian Midstream Energy Index, which we also use for purposes of the Stock Performance Graph in our annual report on Form 10-K.
					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)	Total Shareholder Return	Peer Group Total Shareholder Return(4)	Net Income (in millions)	Adjusted EBITDA (in millions)
2022	$6,824,382	$8,597,154	$1,794,738	$2,212,618	141.56	90.94 118.56	$370	$830
2021	$6,493,954	$8,553,120	$3,073,059	$3,842,225	117.18	111.07 97.63	$307	$768
(1)
The following table sets forth, for each year reported in the Pay Versus Performance Table, the Principal Executive Officer (“PEO”) included in the Pay Versus Performance Table and the adjustments (i.e., amounts deducted and added) made to the PEO’s Summary Compensation Table Total to determine the CAP to the PEO. The valuation methodology (including assumptions) used to determine the fair value of restricted stock unit awards for purposes of determining the CAP to the PEO is the same as set forth in footnote 2 to the Summary Compensation Table. For performance share awards, the grant date fair value of awards used for Summary Compensation Table calculations assumes target performance. To determine the year-end fair values used in the CAP calculations, we have updated the performance expectations to reflect the latest performance estimates for unvested and outstanding awards at each fiscal year end date. We have also recalculated the fair value of the Total Shareholder Return component of the performance share awards at each fiscal year end date. Furthermore, because the Qualified Plan, the SRP and the ESRP are plans controlled by DTE Energy for which the Company does not have access to or insight into the relevant compensation data, the CAP to the PEO does not include any adjustment to the actuarial present value of the PEO’s accumulated benefits under the Qualified Plan, the SRP and the ESRP, as set forth in the Summary Compensation Table. There were no DT Midstream stock awards granted prior to 2021 that vested in 2021.

Years	Summary Compensation Table (SCT) Total for PEO	Less Reported SCT Stock Award Value	Plus 12/31/22 Fair Value (FV) of Awards Granted in Fiscal Year	Plus Change in FV of Awards Granted Prior to 2022, Unvested as of 12/31/22	Plus Change in FV of Awards Granted prior to 2022 that Vested in Fiscal Year	Compensation Actually Paid to PEO
2022	$6,824,382	($4,279,910)	$3,976,274	$1,730,463	$345,945	$8,597,154
2021	$6,493,954	($4,499,533)	$5,479,668	$1,079,031		$8,553,120
(2)	Non-PEO NEOs represents the following individuals:
2022	Jeffrey Jewell Christopher Zona Wendy Ellis Melissa Cox Richard Redmond, Jr.
2021	Jeffrey Jewell Christopher Zona Richard Redmond, Jr. Wendy Ellis
(3)
The following table sets forth, for each year reported in the Pay Versus Performance Table, the Named Executive Officers (other than the PEO) included in the calculation of the average CAP to non-PEO Named Executive Officers and the adjustments (i.e., amounts deducted and added) made to the Summary Compensation Table Total of the relevant NEOs to determine the average CAP to the relevant Named Executive Officers. The valuation methodology (including assumptions) used to the determine the fair value of equity awards for purposes of determining the average CAP to the Named Executive Officers is the same as set forth in footnote 2 to the Summary Compensation Table. Because the Qualified Plan, the SRP and the ESRP are plans controlled by DTE Energy for which the Company does not have access to or insight into the relevant compensation data, the CAP to the Named Executive Officers (other than the PEO) does not include any adjustment to the actuarial present value of the Named Executive Officers’ (other than the PEO) accumulated benefits under the Qualified Plan, the SRP and the ESRP, as set forth in the Summary Compensation Table. There were no DT Midstream stock awards granted prior to 2021 that vested in 2021.

Years	Summary Compensation Table (SCT) Total for Non- PEO NEOs	Less Reported SCT Stock Award Value	Plus 12/31/22 Fair Value (FV) of Awards Granted in Fiscal Year	Plus Change in FV of Awards Granted Prior to 2022, Unvested as of 12/31/22*	Plus Change in FV of Awards Granted prior to 2022 that Vested in Fiscal Year*	Compensation Actually Paid to Non-PEO NEOs
2022	$1,794,738	($774,821)	$631,888	$426,305	$134,508	$2,212,618
2021	$3,073,059	($1,930,289)	$2,201,585	$497,870		$3,842,225
*	Net of forfeitures
(4)
For purposes of our Peer Group Total Shareholder Return column of the Pay Versus Performance Table, we have used the Standard & Poor’s 500 Index (first number) and Alerian Midstream Energy Index (“AMNA Index”) (second number), which we also use for purposes of the Stock Performance Graph in our annual report on Form 10-K. We believe the AMNA Index is meaningful because it is an independent, objective view of the performance of similarly sized midstream energy companies. The Total Shareholder Return values are measured from July 1, 2021, the date that DT Midstream became an independent, publicly traded company.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(2)	Non-PEO NEOs represents the following individuals:
2022	Jeffrey Jewell Christopher Zona Wendy Ellis Melissa Cox Richard Redmond, Jr.
2021	Jeffrey Jewell Christopher Zona Richard Redmond, Jr. Wendy Ellis

Peer Group Issuers, Footnote [Text Block]
(4)
For purposes of our Peer Group Total Shareholder Return column of the Pay Versus Performance Table, we have used the Standard & Poor’s 500 Index (first number) and Alerian Midstream Energy Index (“AMNA Index”) (second number), which we also use for purposes of the Stock Performance Graph in our annual report on Form 10-K. We believe the AMNA Index is meaningful because it is an independent, objective view of the performance of similarly sized midstream energy companies. The Total Shareholder Return values are measured from July 1, 2021, the date that DT Midstream became an independent, publicly traded company.

PEO Total Compensation Amount	$ 6,824,382	$ 6,493,954
PEO Actually Paid Compensation Amount	$ 8,597,154	8,553,120
Adjustment To PEO Compensation, Footnote [Text Block]
(1)
The following table sets forth, for each year reported in the Pay Versus Performance Table, the Principal Executive Officer (“PEO”) included in the Pay Versus Performance Table and the adjustments (i.e., amounts deducted and added) made to the PEO’s Summary Compensation Table Total to determine the CAP to the PEO. The valuation methodology (including assumptions) used to determine the fair value of restricted stock unit awards for purposes of determining the CAP to the PEO is the same as set forth in footnote 2 to the Summary Compensation Table. For performance share awards, the grant date fair value of awards used for Summary Compensation Table calculations assumes target performance. To determine the year-end fair values used in the CAP calculations, we have updated the performance expectations to reflect the latest performance estimates for unvested and outstanding awards at each fiscal year end date. We have also recalculated the fair value of the Total Shareholder Return component of the performance share awards at each fiscal year end date. Furthermore, because the Qualified Plan, the SRP and the ESRP are plans controlled by DTE Energy for which the Company does not have access to or insight into the relevant compensation data, the CAP to the PEO does not include any adjustment to the actuarial present value of the PEO’s accumulated benefits under the Qualified Plan, the SRP and the ESRP, as set forth in the Summary Compensation Table. There were no DT Midstream stock awards granted prior to 2021 that vested in 2021.

Years	Summary Compensation Table (SCT) Total for PEO	Less Reported SCT Stock Award Value	Plus 12/31/22 Fair Value (FV) of Awards Granted in Fiscal Year	Plus Change in FV of Awards Granted Prior to 2022, Unvested as of 12/31/22	Plus Change in FV of Awards Granted prior to 2022 that Vested in Fiscal Year	Compensation Actually Paid to PEO
2022	$6,824,382	($4,279,910)	$3,976,274	$1,730,463	$345,945	$8,597,154
2021	$6,493,954	($4,499,533)	$5,479,668	$1,079,031		$8,553,120

Non-PEO NEO Average Total Compensation Amount	$ 1,794,738	3,073,059
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,212,618	3,842,225
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
The following table sets forth, for each year reported in the Pay Versus Performance Table, the Named Executive Officers (other than the PEO) included in the calculation of the average CAP to non-PEO Named Executive Officers and the adjustments (i.e., amounts deducted and added) made to the Summary Compensation Table Total of the relevant NEOs to determine the average CAP to the relevant Named Executive Officers. The valuation methodology (including assumptions) used to the determine the fair value of equity awards for purposes of determining the average CAP to the Named Executive Officers is the same as set forth in footnote 2 to the Summary Compensation Table. Because the Qualified Plan, the SRP and the ESRP are plans controlled by DTE Energy for which the Company does not have access to or insight into the relevant compensation data, the CAP to the Named Executive Officers (other than the PEO) does not include any adjustment to the actuarial present value of the Named Executive Officers’ (other than the PEO) accumulated benefits under the Qualified Plan, the SRP and the ESRP, as set forth in the Summary Compensation Table. There were no DT Midstream stock awards granted prior to 2021 that vested in 2021.

Years	Summary Compensation Table (SCT) Total for Non- PEO NEOs	Less Reported SCT Stock Award Value	Plus 12/31/22 Fair Value (FV) of Awards Granted in Fiscal Year	Plus Change in FV of Awards Granted Prior to 2022, Unvested as of 12/31/22*	Plus Change in FV of Awards Granted prior to 2022 that Vested in Fiscal Year*	Compensation Actually Paid to Non-PEO NEOs
2022	$1,794,738	($774,821)	$631,888	$426,305	$134,508	$2,212,618
2021	$3,073,059	($1,930,289)	$2,201,585	$497,870		$3,842,225
*	Net of forfeitures

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Descriptions of Pay Versus Performance Relationships
The following graphs show the relationship between the CAP to our PEO and the average of the CAP to our other Named Executive Officers (other than our PEO) to our total shareholder return, the total shareholder return of our peer groups, net income and adjusted EBITDA, each over the two fiscal years ending December 31, 2021 and 2022, as reported in the table above.

For purposes of our Peer Group Total Shareholder Return, we have used both the Standard & Poor’s 500 Index and AMNA Index. We use both indexes for purposes of the Stock Performance Graph in our annual report on Form 10-K. We believe the AMNA Index is meaningful because it is an independent, objective view of the performance of similarly sized midstream energy companies. The Total Shareholder Return values are measured from July 1, 2021, the date that DT Midstream became an independent, publicly traded company.

Compensation Actually Paid vs. Net Income [Text Block]
Descriptions of Pay Versus Performance Relationships
The following graphs show the relationship between the CAP to our PEO and the average of the CAP to our other Named Executive Officers (other than our PEO) to our total shareholder return, the total shareholder return of our peer groups, net income and adjusted EBITDA, each over the two fiscal years ending December 31, 2021 and 2022, as reported in the table above.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
The following graphs show the relationship between the CAP to our PEO and the average of the CAP to our other Named Executive Officers (other than our PEO) to our total shareholder return, the total shareholder return of our peer groups, net income and adjusted EBITDA, each over the two fiscal years ending December 31, 2021 and 2022, as reported in the table above.

For purposes of our Peer Group Total Shareholder Return, we have used both the Standard & Poor’s 500 Index and AMNA Index. We use both indexes for purposes of the Stock Performance Graph in our annual report on Form 10-K. We believe the AMNA Index is meaningful because it is an independent, objective view of the performance of similarly sized midstream energy companies. The Total Shareholder Return values are measured from July 1, 2021, the date that DT Midstream became an independent, publicly traded company.

Tabular List [Table Text Block]
Tabular List
The following tabular list sets forth those measures, which, in our assessment, represent the three financial performance measures and the three non-financial performance measures that we use to link the compensation paid to our Named Executive Officers for fiscal year 2022 to Company performance.
Financial Performance Measures
Adjusted EBITDA
Leverage Ratio
Relative TSR
Non-Financial Performance Measures
Business Development
Operating Performance
OSHA Recordable Incident Rate

Total Shareholder Return Amount	$ 141.56	117.18
Peer Group Total Shareholder Return Amount	118.56	97.63
Peer Group Total Shareholder Return Amount, Standard & Poor's 500 Index	90.94	111.07
Net Income (Loss)	$ 370,000,000	$ 307,000,000
Company Selected Measure Amount	830,000,000	768,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Leverage Ratio
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Business Development
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Operating Performance
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	OSHA Recordable Incident Rate
PEO [Member] | Reported SCT Stock Award Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,279,910)	$ (4,499,533)
PEO [Member] | Fair Value (FV) of Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,976,274	5,479,668
PEO [Member] | Change in FV of Awards Granted Prior to 2022, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,730,463	1,079,031
PEO [Member] | Change in FV of Awards Granted prior to 2022 that Vested in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	345,945
Non-PEO NEO [Member] | Reported SCT Stock Award Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(774,821)	(1,930,289)
Non-PEO NEO [Member] | Fair Value (FV) of Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	631,888	2,201,585
Non-PEO NEO [Member] | Change in FV of Awards Granted Prior to 2022, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	426,305	$ 497,870
Non-PEO NEO [Member] | Change in FV of Awards Granted prior to 2022 that Vested in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 134,508